Utility Plant - Schedule of Depreciation and Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 223,422	$ 200,469	$ 190,463
Gas plant [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 182,612	$ 172,712	$ 167,050